SA JPMorgan Diversified Balanced Portfolio Investment Strategy - SA JPMorgan Diversified Balanced Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio attempts to achieve its investment goal by maintaining at all times a balanced portfolio of various types of equity and fixed income investments, with at least 25% of the Portfolio’s assets invested in fixed income securities, and with at least 25% of the Portfolio’s assets invested in equity securities. The Portfolio’s assets are generally allocated in the following ranges, although these allocations may change based on the relative attractiveness of each asset class: •30%–75% U.S. equity securities, including small–, medium– and large-cap securities •0%–35% foreign equity securities •25%–50% U.S. and foreign fixed income securities Equity securities that the Portfolio primarily invests in include common stock and convertible securities of U.S. and foreign companies, each of any market capitalization. As part of its overall investment strategy, the subadviser makes allocations to various underlying equity strategies in order to gain exposure to certain asset classes and markets. The underlying strategies may use a number of different approaches to select individual securities, including fundamental research and quantitative based strategies. The fixed income portion of the Portfolio is invested primarily using a top-down macro allocation with incremental return achieved through security selection within sectors. Fixed income securities the Portfolio primarily invests in include corporate bonds, asset-backed, mortgage-related, and mortgage-backed securities (including to-be-announced and commercial mortgage-backed securities), forward commitments to purchase or sell short mortgage-backed securities, U.S. and foreign government securities, and high-yield debt securities (junk bonds) (up to 15% of net assets). The fixed income securities are rated at the time of purchase by a nationally recognized statistical rating organization or, if unrated, are deemed by the Portfolio’s subadviser to be of comparable quality. The Portfolio may invest in fixed income securities of any average weighted maturity or duration. The Portfolio may obtain exposure to the above-referenced assets classes by investing in other mutual funds and exchange-traded funds (“ETFs”) that are managed by the Portfolio’s subadviser. The Portfolio uses an active trading strategy to achieve its objective. The Portfolio may also invest in derivatives, including options and futures. The Portfolio may invest in derivatives for both hedging and non-hedging purposes, including, for example, to manage and hedge interest rate risk, to lengthen or shorten the duration of fixed income investments, or to gain or reduce exposure to all or a portion of the stock or fixed income markets, respectively. The Portfolio may use forward foreign currency exchange contracts to hedge or manage its foreign currency risk, as well as to gain exposure to certain currencies. Although the Portfolio will generally maintain its assets within the allocation above, the Portfolio may hold cash or cash equivalents for various purposes including as collateral for derivatives transactions or for temporary defensive purposes. The cash and cash equivalents allocation may cause temporary deviation from the allocation ranges indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio’s overall investment process.